SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 22, 2022, which is the date these Consolidated Financial Statements were issued, and has concluded that the following subsequent events have occurred that would require recognition in the Consolidated Financial Statements or disclosure in the notes to the Consolidated Financial Statements.

On December 17, 2021, the Company enter into a definitive agreement, as amended, to acquire all of the issued and outstanding shares and other securities of Plus Products Holdings Inc. (“PLUS”), a leading cannabis edibles company in California. The definitive agreement is in the process of being amended and restated.  The Company is acquiring PLUS for approximately $33 million through a combination of Company unsecured convertible debenture notes, Equity Shares and RSUs (the “PLUS Acquisition”).  The PLUS Acquisition, which is expected to close in Q2 2022, is being completed by way of a court and creditor approved plan under the Companies’ Creditors Arrangement Act, R.S.C. 1985, c. C-36 (the “CCAA”), and is subject to certain customary closing conditions and approvals for transactions of this nature, including, among others, the final approval of the Supreme Court of British Columbia in the context of the CCAA proceedings.